Life Settlement Contracts, at Fair Market Value (Details 2) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Anticipated amount of life insurance premiums to be paid
2013			$ 1,341
2014			881
2015			565
2016			536
2017			282
Total			3,605
Amount of fair market value losses	22	517	1,522	1,091
Encumbrances on life settlement contracts			$ 0	$ 222
Life settlement contracts, at fair market value
Key assumptions in measuring the fair value
Discount rate (as a percent)			18.50%	18.50%
Life settlement contracts, at fair market value | Minimum
Key assumptions in measuring the fair value
Life expectancies			16 months	19 months
Life settlement contracts, at fair market value | Maximum
Key assumptions in measuring the fair value
Life expectancies			260 months	270 months
Life settlement contracts, at fair market value | Average
Key assumptions in measuring the fair value
Life expectancies			147 months	141 months